          As filed with the Securities and Exchange Commission on March 27, 2002

                                      Registration Statement Nos. 333-71500
                                                                  811-10533


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington D.C. 20549
                              - - - - - - - - - -

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. 1                                         /X/

     Post-Effective Amendment No.                                          / /

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                Amendment No.  1
                                             -----
                        (Check appropriate box or boxes.)
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                        RESERVE MUNICIPAL MONEY-MARKET TRUST
-------------------------------------------------------------------------------


1250 Broadway, New York, NY                                   10001-3701
-------------------------------------------------------------------------------
(Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code  (212) 401-5500
                                                  -----------------------------

-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

            MaryKathleen F. Gaza, Esq.
            The Reserve Funds
            1250 Broadway
            New York, NY 10001-3701

  Approximate Date of Proposed Public Offering _ _ _ _ _ _ _ _ _ _ _ _ _ _

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b)
  / / on (date) pursuant to paragraph (b)
  / / 60 days after filing pursuant to paragraph (a)(1)
  / / on (date) pursuant to paragraph (a)(1)
  / / 75 days after filing pursuant to paragraph (a)(2)

  / / on (date) pursuant to paragraph (a)(2) of rule 485.

if appropriate, check the following box:

  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:
                        MaryKathleen F. Gaza, Esq.
                        The Reserve Funds
                        1250 Broadway
                        New York, NY 10001-3701

[THE RESERVE FUNDS LOGO]

                 MUNICIPAL MONEY-MARKET FUNDS FOR RESIDENTS OF:
                            LOUISIANA AND MINNESOTA


                                   PROSPECTUS
                                           , 2002


The RESERVE MUNICIPAL MONEY-MARKET TRUST (the "Trust") offers the LOUISIANA MUNICIPAL MONEY-MARKET and MINNESOTA MUNICIPAL MONEY-MARKET FUNDS (each a "Fund", collectively the "Funds") which are money-market funds whose investment objective is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------
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TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective...........................................................2
Investment Strategies..........................................................2
Principal Risks of Investing in the Funds......................................4
Performance....................................................................5
Fees & Expenses of the Funds...................................................6
Fund Management................................................................6

YOUR ACCOUNT
How to buy shares..............................................................8
How to sell shares.............................................................9

ACCOUNT SERVICES..............................................................11

DIVIDENDS & TAXES.............................................................12


QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.


The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com


IT PAYS TO KEEP MONEY IN RESERVE-Registered Trademark-


ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of each Fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured.

INVESTMENT STRATEGIES
The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                 ABOUT THE FUNDS

     The Funds' principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the specific state and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Normally, investing at least 80% of each Fund's total assets in municipal obligations issued by the state for which the Fund is named. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if the Adviser believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI, determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").

    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

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ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations,, which result from the complex nature of the State's economy. More particularly, employment and income levels will be a concern as the State experiences the effects of a slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.

    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

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                                                                 ABOUT THE FUNDS

PERFORMANCE

The Trust did not begin offering shares of the Louisiana Municipal Money-Market
and Minnesota Municipal Money-Market Funds until            , 2002. Therefore,
the performance information (including annual total returns and average annual total returns) for a full calendar year is not available.


            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

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ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                         None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses that are deducted from Fund assets)

Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
                                  ----
Total Operating Expenses          1.00%
                                  ====

------------


(*) The Funds will impose a Small Balance fee (currently $5 monthly) or remit the proceeds on those accounts with a monthly average account balance of less than $1,000 for the past 12 consecutive months and with no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
(**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs. Excluded from the defintion of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, fees of the disinterested Trustees, and state (blue sky) and SEC registration fees for which each Fund pays its direct or allocated share. If the excluded items are equal or greater than 0.01%, a separate line item will be added which reads, "Other Expenses."



EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR  3 YEARS
------  -------
 $102    $318

FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of December 31, 2001, had over $15 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. RMCI receives a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as all shareholdeer liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of administrative and customary operating expenses

                                                                 ABOUT THE FUNDS
are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, fees of the disinterested Trustees, and state (blue sky) and SEC registration fees for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no sales load or front end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities. This is a standard calculation. The NAV is calculated at 4:00 PM Eastern time. However, NAV is not calculated and purchase and redemption orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and on regional bank holidays (Columbus Day and Veteran's Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

     REGULAR ACCOUNTS   -    $1,000 with no minimum subsequent investment
     ALL IRA ACCOUNTS   -    $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.

                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets ("Firms") may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares of a Fund
                      ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

    ALL INITIAL INVESTMENTS MUST BE ACCOMPANIED BY AN ACCOUNT APPLICATION OR
                            EQUIVALENT INFORMATION.
  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
           CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.
PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited will delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds should be notified before 11:00 AM (Eastern Time) of the amount to be transmitted and the account to be credited. For federal fund wires to be eligible for same-day order entry, they must be received by 4:00 PM (Eastern Time).

    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Investors should be aware it can take up to 3 days for payment to be converted to fed funds. Checks delivered to the Fund's offices after 11:00 AM (Eastern Time) will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM (Eastern time) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.



TELEPHONE REQUESTS. You may redeem by calling The Reserve Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.


WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

SIGNATURES GUARANTEED. The following situations require written instructions along with signatures guaranteed.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

YOUR ACCOUNT

    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


SMALL BALANCES. Because of the expense of maintaining accounts with small balances, the Funds will either levy a monthly charge (currently $5 monthly) or, upon 30 days written notice, redeem the account and remit the proceeds on those accounts with a monthly average account balance of less than $1,000 for the past 12 consecutive months and with no activity (i.e., other than dividends and distributions). Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by The Reserve Funds.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - to liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Funds' discretion,
    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - upon notice, to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.


SHAREHOLDER COMMUNICATIONS. The Reserve Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Funds by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges.



RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.



The Funds intend to qualify as a regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.


On each day the Exchange is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.


Dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes (other than the AMT). Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state income taxes.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate required by law of all taxable distributions payable to certain shareholders who fail to provide The Reserve Funds with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that The Reserve Funds may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                ---------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.


The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports will list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

 INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]
1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.

RMMMT/MN&LA-03/2002


SEC File Numbers
Reserve Municipal Money-Market Trust
811-10533

      [THE RESERVE FUNDS LOGO]

      MUNICIPAL MONEY-MARKET FUNDS

      LOUISIANA MUNICIPAL MONEY-MARKET FUND
      MINNESOTA MUNICIPAL MONEY-MARKET FUND


PROSPECTUS
             , 2002

                      RESERVE MUNICIPAL MONEY-MARKET TRUST

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 |X| 800-637-1700

                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 |X| www.reservefunds.com

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") describes the RESERVE LOUISIANA MUNICIPAL MONEY-MARKET AND MINNESOTA MUNICIPAL MONEY-MARKET FUNDS (each a Fund, together the "Funds") of Reserve Municipal Money-Market Trust (the "Trust"). The Trust was organized as a Massachusetts business trust on October 1, 2001, and is an open-end management investment company commonly known as a money-market mutual fund. At the date of this SAI, there were two (2) separate series of the Trust authorized and outstanding: Reserve Louisiana Municipal Money-Market and Minnesota Municipal Money-Market Funds. Each Fund offers only one class of shares, presently. Additional series (funds) and classes of shares may be added in the future by the Board of Trustees. This Statement is not a Prospectus, but provides detailed information to supplement the Prospectuses dated ______________, 2002, and should be read in conjunction with it. Copies of the Prospectuses may be obtained without charge by writing or calling the Funds at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Funds. This Statement is dated __________________ 2002.


     TABLE OF CONTENTS                                                 PAGE

     Description of Funds
     Investment Strategies and Risks
     Management of the Trust
     Investment Management, Distribution and Custodian Agreements
     Information About the Trust
     How to Buy and Sell Shares
     Dividends, Distributions and Taxes
     Yield Information
     General Information
     Ratings
     Financial Statement


 SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE
                       NET ASSET VALUE OF $1.00 PER SHARE.

                            DESCRIPTION OF THE FUNDS


     The investment objective of the Funds is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the particular state fund as is consistent with preservation of capital and liquidity. Each Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state for which it is named and the state's counties, municipalities, authorities or other political subdivisions. However, achievement of these objectives cannot be assured. The investment objectives of the Funds may not be changed without the vote of a majority of the outstanding shares of the Funds as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.


     Investment in the Funds is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life.)


     The Funds are non-diversified mutual funds. Investment management companies (also known as "mutual funds") can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to
Section 5(b)(2).

     In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities. A "single state" municipal fund is also subject to this 5% limitation, but only as to 75% of its total assets. With respect to the remaining 25% of the Fund's assets, more than 5% may be invested in securities of a single issuer as long as the securities are "first-tier" securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

     Reserve Management Co., Inc. ("RMCI") serves as the Funds' investment adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is the distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.


     The following information supplements and should be read in conjunction with the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS

FUND POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. A Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;

(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;

(3) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act);

(4) act as an underwriter with respect to the securities of others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(5) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in municipal obligations, U.S. Governments or instruments secured by such obligations; with respect to not concentrating a Fund's investment in any particular industry, a Fund may not invest 25% or more of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;


(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets, except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

(9)  make investments on a margin basis.


     Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Funds.

     Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, each Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.


FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, each Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

TYPES OF SECURITIES. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features, which have the effect of shortening the security's maturity. Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money-market funds.

     Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

     Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

     Each Fund may purchase participation interests in municipal obligations from financial institutions. A participation interest gives a Fund an undivided interest in the municipal obligation in the proportion that the Funds' participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks. These securities may be subject to greater risks than other money market securities because of their structure.


     The Funds may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of each Fund to the AMT.

MUNICIPAL SECURITIES. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities. Municipal obligations bear fixed, variable or floating rates of interest.

     The Funds will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Boards of Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on a Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by a Fund to the issuer and no interest accrues to a Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Specific types of municipal obligations and the risks of each are described more fully below.

     There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

     The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

     A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

     Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

     Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

     Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

     In view of a Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a

Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

     The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.

     Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause that Fund's share price to decrease.

     Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

     Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

     Further, there are additional risks particular to each state for which a respective state-specific municipal money fund is named. State-specific municipal money funds invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or it's counties, municipalities, authorities or other subdivisions. These Funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For a better understanding of these risks, please read below:

RISK FACTORS OF CONCENTRATING IN MINNESOTA. The credit quality of the Reserve Minnesota Municipal Money-Market Fund will depend on the continued financial strength of the State of Minnesota and its political subdivisions. Minnesota will not be able to circumvent the national economic downturn, however. The country has seen a loss of 347,000 manufacturing jobs since March 2001 and an unemployment rate of 4.5% and rising. Minnesota's real GDP is expected to grow in 2001 by only 1.6 percent, down from February 2001's forecast of 2.1 percent. Furthermore, growth rates for 2002 and 2003 were reduced from 4.0 percent and
4.8 percent respectively to 2.6 percent in 2002 and 3.6 percent in 2003. The effects of slower growth are already reflected in the business sector as business investment spending and exports remain weak and significant downside risk remains. The lack of investment by the business community has caused Minnesota's unemployment rate to grow to 3.9 percent, up 0.6 percent from May 2000's report. Mid-June 2001 reports show the number of people drawing unemployment compensation to be 52,000, nearly twice as many as in June of each of the last three years. General fund receipts, although sufficient to record a surplus, missed forecasts by $37 million or 0.3 percent. The shortfalls came from less than expected sales tax receipts and corporate income taxes. Both of which are clear signs of a slowing economy. At present, Minnesota's general obligation bonds are rated AAA and Aaa by S&P and Moody's, respectively.

RISK FACTORS OF CONCENTRATING IN LOUISIANA. Investors in the Reserve Louisiana Municipal Money-Market Fund should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the State's economy. During the 1980s, the State was plagued by economic woes that were precipitated by a decline in the energy and chemical industries. They were able to rebound in the early part of the 1990s, in large part due to the growth of the gaming industry, which helped spur the State's tourism industry. Tourism is now the state's second largest industry in terms of employment. 1999 and 2000, however, saw a return of slow employment growth, lagging income levels and general fund budget shortfalls. State employment growth slowed to 0.4% in 1999, per capita income levels ranked 45th in the nation in 2000 and the fiscal 2002 budget shows a deficit of $240 million. Employment and income levels will continue to be a problem as slowing growth in the gaming industry, consolidation in the health care industry and slow growth in the mining industry are expected. The State is addressing the general fund problems by instituting hiring freezes, implementing workforce reductions and cutting back on authorized expenditures. The State has also stabilized its Medicaid budget, which accounts for 17.5% of general fund expenditures. At present, Louisiana's general obligation bonds are rated A and A2 by S&P and Moody's, respectively.


NON-DIVERSIFICATION. Another risk factor associated with investment in the Funds is "non-diversification". As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Further, each Fund's investment in securities issued by that particular state and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because a Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state and its municipalities. However, each Fund intends to qualify as a "regulated investment company" for purposes of "Subchapter M" of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer. However, each Fund, consistent with Rule 2a-7 under the 1940 Act, will invest as a diversified fund.

     However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

BORROWING. Each Fund has the authority to borrow money (including entering into reverse repos, involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.


TEMPORARY OR DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

     In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategies for temporary or defensive purposes. If RMCI does so, different factors could affect a Fund's performance, and a Fund may distribute income subject to federal or local or state personal income tax. Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless a Fund has adopted a temporary or defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.


TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by a Fund are normally principal transactions at net prices, the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices.

Subject to the overall supervision of the officers of the Funds and the Trustees, RMCI places all orders for the purchase and sale of the Funds' investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Funds as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Funds; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Funds and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.


                            MANAGEMENT OF THE TRUSTS

     The Funds' Trustees are responsible for the management and supervision of the Trusts. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds.

     Trustees and executive officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 64, Chairman/Chief Executive Officer and Trustee, 1250 Broadway, New York, NY 10001-3701.


     Mr. Bent is Chairman/Chief Executive Officer and Trustee of The Reserve Fund ("RF"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET"), Reserve Municipal Money-Market Trust ("RMMMT") and Reserve Private Equity Series ("RPES"); President of Reserve Management Company, Inc. ("RMCI") and Director and Chairman/Chief Executive Officer Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").


     Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

+EDWIN EHLERT, JR., 70, Trustee, 125 Elm Street, Westfield, NJ 07091.


     Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RTET, RNYTET, RMMMT and RPES.


+PATRICK J. FOYE, 44, Trustee, c/o AIMCO, 2000 S. Colorado Blvd., Tower Two, Suite 2-1000, Denver, CO 80222.


     From 1995 to present, Mr. Foye has been the Deputy Chairman of Long Island Power Authority. In addition, Mr. Foye is Executive Vice President of Apartment Investment and Management Company ("AIMCO"), a real estate investment trust and the nation's largest owner and manager of multi-family apartment properties. He was a partner from 1989 through 1998 in the law firm of Skadden, Arps, Slate, Meagher & Folm LLP, as well as a managing partner in the firm's offices in Moscow, Budapest, and Brussels from 1992 through 1994. Mr. Foye is a member of Governor Pataki's New York State Privatization Research Council. He is currently a Trustee of RF, RTET, RNYTET, RMMMT and RPES.


+DONALD J. HARRINGTON, C.M., 55, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.


     The Reverend Harrington is President of St. John's University, NY, and a Director of the Bear Stearns Companies, Inc. (financial institution) since 1993. He is currently a Trustee of RF, RTET, RNYTET, RMMMT and RPES.


+WILLIAM J. MONTGORIS, 54, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.


     Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RTET, RNYTET, RMMMT and RPES.


+WILLIAM E. VIKLUND, 61, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.


     Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RTET, RNYTET, RMMMT and RPES.


*++ARTHUR T. BENT III, 33, Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.


     Mr. Bent III joined The Reserve Funds in 1997 and is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RF, RTET, RNYTET, RMMMT and RPES, as well as Trustee of, RMMMT, Primary II, U.S. Government II, U.S. Treasury II Funds of RF and Interstate Tax-Exempt Fund of RTET. Mr. Bent III is also Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; and, Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

*++BRUCE R. BENT II, 35, President and Assistant Treasurer, 1250 Broadway, New York, NY 10001-3701.


Mr. Bent II joined The Reserve Funds in 1992 and is President and Assistant Secretary of RF, RTET, RNYTET, RMMMT and RPES, as well as Trustee of, RMMMT, Primary II, U.S. Government II, U.S. Treasury II Funds of RF and Interstate Tax-Exempt Fund of RTET. Mr. Bent II is also Senior Vice President, Secretary and Assistant Treasurer of RMCI; Senior Vice President, Secretary and Assistant Treasurer of RMC; and, Secretary and Director of RESRV.

MARYKATHLEEN FOYNES GAZA, 32, Director of Compliance and Legal Affairs (Counsel) and Secretary, 1250 Broadway, New York, NY 10001-3701.

     Ms. Gaza is Director of Compliance and Legal Affairs (Counsel) and Secretary of RF, RNYTET, RTET, RMMMT and RPES, as well as Director of Compliance and Legal Affairs for RMCI and RMC and Counsel to RESRV. Before joining The Reserve Funds in 1998, Ms. Gaza was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Gaza worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).


AGNES MULLADY, 42, Controller, 1250 Broadway, New York, NY 10001-3701.


Ms. Mullady is Controller of RF, RNYTET, RTET, RMMMT and RPES, as well as Controller and Director of RMC, RMCI and RESRV. Before joining The Reserve Funds in 2000, Ms. Mullady from 1993-1999 was Vice President and Treasurer, Northstar Funds; Senior Vice President and Chief Financial Officer, Northstar Investment Management Corp.; President and Treasurer, Northstar Administrators Corp.; and, Vice President and Treasurer, Northstar Distributors, Inc.


------------

*MR. BENT IS THE FATHER OF MR. BENT II AND MR. BENT III.
+ MESSRS. EHLERT, FOYE, HARRINGTON, MONTGORIS, AND VIKLUND ARE MEMBERS OF A REVIEW COMMITTEE, WHICH PERFORMS THE FUNCTIONS OF AN AUDIT COMMITTEE AND REVIEWS COMPLIANCE PROCEDURES AND PRACTICES. THE REVIEW COMMITTEE MEMBERS RECEIVE AN ANNUAL COMMITTEE FEE OF $2,000.
++ INTERESTED TRUSTEE WITHIN THE MEANING OF THE 1940 ACT. THE MEMBERS OF THE BOARD OF TRUSTEES WHO ARE NOT "INTERESTED TRUSTEES" ARE PAID A STIPEND OF $3,500 FOR EACH JOINT BOARD MEETING THEY ATTEND IN PERSON, A STIPEND OF $1,000 FOR EACH JOINT TELEPHONIC MEETING THEY PARTICIPATE IN, AND AN ANNUAL FEE OF $24,000 FOR SERVICE TO ALL OF THE TRUSTS IN THE COMPLEX.

     Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2001*

                                                 AGGREGATE               TOTAL COMPENSATION
                                               COMPENSATION         FROM TRUST AND TRUST COMPLEX
NAME OF TRUSTEE, POSITION                       FROM TRUST*    (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
-------------------------                      ------------    -------------------------------------
Bruce R. Bent, Chairman/CEO and Trustee          $0                           $     0
Bruce R. Bent II, President and Trustee          $0                           $     0
Arthur T. Bent III, COO and Trustee              $0                           $     0
Edwin Ehlert, Jr., Trustee                       $0                           $41,427
Patrick J. Foye, Trustee                         $0                           $37,904
Rev. Donald J. Harrington, Trustee               $0                           $41,427
William J. Montgoris, Trustee                    $0                            $38,014
William E. Viklund, Trustee                      $0                            $33,702


     *THE TRUST WAS NOT ORGANIZED UNTIL OCTOBER 1, 2001 AND THEREFORE, THE TRUST DID NOT PAY THE TRUSTEES ANY COMPENSATION DURING THE FISCAL YEAR ENDED MAY 31, 2001, AND NONE OF THE EXECUTIVE OFFICERS OF THE FUNDS HAD ALLOCATED CASH REMUNERATION IN EXCESS OF $60,000 DURING THE LAST FISCAL YEAR ENDING MAY 31, 2001 FOR SERVICES RENDERED TO THE FUNDS.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2001


                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                               DOLLAR RANGE       SECURITIES IN ALL REGISTERED INVESTMENT
                                           OF EQUITY SECURITIES     COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE, POSITION                      IN THE FUNDS*           FAMILY OFINVESTMENT COMPANIES
-------------------------                  --------------------   ---------------------------------------
Bruce R. Bent, Chairman/CEO and Trustee         None                              Over $100,000
Bruce R. Bent II, President and Trustee         None                              Over $100,000
Arthur T. Bent III, COO and Trustee             None                              Over $100,000
Edwin Ehlert, Jr., Trustee                      None                              Over $100,000
Patrick J. Foye, Trustee                        None                              Over $100,000
Rev. Donald J. Harrington, Trustee              None                              $1-$10,000
William J. Montgoris, Trustee                   None                                 None
William E. Viklund, Trustee                     None                            Over $100,000



* RESERVE LOUISIANA MUNICIPAL MONEY-MARKET AND MINNESOTA MUNICIPAL MONEY-MARKET FUNDS WERE NOT OFFERED UNTIL _________________, 2002.

     The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Funds' shareholders.

CODE OF ETHICS. The Adviser and RESRV have adopted Code of Ethics, respectively, conforming to the requirements of Rule 17j-1 under the Investment Company Act of 1940. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of Reserve's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, Adviser and Resrv has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established.


As of the date of this SAI, no persons were known by the Trusts to own of record or beneficially 5% or more of the outstanding shares of a Fund as no shares were issued or outstanding as of the date of this SAI.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.


     Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, state (blue sky) and SEC registration fees, for which each Fund pays its direct or allocated share. Extraordinary legal and accounting fees and expenses are those unusual and infrequent expenses and must be approved as such by the Trustees to be borne by the Funds. The Funds pay RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. The comprehensive management fee shall be computed and accrued daily and shall be payable daily by the Trust to the Adviser.


     From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     The Investment Management Agreements for each of the Funds were duly approved by the sole shareholder and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

DISTRIBUTION AGREEMENT. The Funds' Distributor is RESRV. The Funds have authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the Funds within the meaning of the 1940 Act, and as such acts as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of its choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares.

     The Distribution Agreement may be renewed annually if specifically approved by the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Funds.

PLAN OF DISTRIBUTION. The Funds maintain a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to a Fund by increasing assets under management, and reducing expense ratios and the cost to the Funds if such services were provided directly by the Funds or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Funds and its shareholders.

     Under the Plan, the Funds' Controller or Treasurer reports quarterly the amounts and purposes of assistance payments to the Board of Trustees, who review the reports. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.


The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. Reserve Management Corporation serves as the transfer agent and dividend-paying agent for the Trust.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS. J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540;and, State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are sub-custodians for the Funds for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 serves as the Funds' independent accountants.


                          INFORMATION ABOUT THE TRUSTS


     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment management agreement or change the fundamental investment policies) or by the Declaration of Trust.


     Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

     Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.


     To date, the Board has authorized the creation of two (2) series: Reserve Louisiana Municipal Money-Market and Minnesota Municipal Money-Market Funds. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Funds to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.


     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


     SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Funds as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Funds. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.


                           HOW TO BUY AND SELL SHARES


PURCHASES -- GENERAL. Shares of each Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Funds reserve the right to reject any purchase order.

The minimum initial investment in the Funds is $1,000, unless you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Funds, or if you are an IRA customer. There is no minimum subsequent investment.

HOW TO PURCHASE

     BY CHECK. (drawn on a U.S. bank). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.
     BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

     THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets ("Firms") may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

All initial investments must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Funds. In addition, the Funds do not accept cash investments or travelers or third party checks. The Funds reserve the right to reject any investment in the Funds for any reason and may, at any time, suspend all new investment in the Funds. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

     Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Funds' bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM (Eastern time) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to The Reserve Funds offices after 11:00 AM (Eastern time), will be considered received the next business day. Investors will be charged a fee for any check that does not clear. The Funds will only give credit for investments in the Funds on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Funds must be notified before 11:00 AM (Eastern time) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Funds for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt.

     IF SHARES OF THE FUNDS ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUNDS MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if it sold the instrument.

      The Funds' Board has established, as a particular responsibility within the overall duty of care owed to the Funds' investors, procedures reasonably designed to stabilize the Funds' price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Funds' NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

     The extent of any deviation between the Funds' NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Funds' Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trusts are required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated at the close of each business day as defined in the Prospectus. The NAV is calculated as of 4:00 PM. Eastern time. However, NAV is not calculated and purchase and redemption orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.


     The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Board of Trustees has determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.


     In order to maintain a $1.00 share price, the Funds will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Funds proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Funds, to attempt to maintain the Funds' NAV as computed for the purpose of sales and redemptions at $1.00 per share.


SHARE CERTIFICATES. Share certificates are not issued by the Funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also make arrangements for the direct deposit of your payroll into your Fund account. Please call The Reserve Funds at 800-637-1700 for an application.


REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Funds are authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Funds have elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Funds' practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.


WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
     (2) redemptions on accounts whose address has been changed within the past 30 days; or
     (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.


     You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Funds were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.


     Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.


RESERVE CASH PERFORMANCE ACCOUNT. The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA "Plus") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to Reserve shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.


     A VISA Check Card (a debit card) is also available with these packages. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA card to get cash at ATMs. Investors have a choice of receiving a 1% cash rebate on all VISA purchases which is credited to their Reserve account or for an additional $35 may participate in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your Reserve account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.


     VISA cardholders may be liable for the unauthorized use of their card if the Funds or the bank are not notified of the theft or loss within two (2) business days. If the Funds or the bank are notified of the theft or loss within the specified time period, the cardholder is only liable for that amount set by governing Federal regulations, currently $50. Participants should refer to the VISA Account Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Funds at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

     For the different attributes associated with CPA and CPA "Plus" packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA "Plus" service fee (currently $60, which may be charged to the account at the rate of $5 monthly). CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if they deem a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.


     The use of checks and VISA cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.


RESERVE eCHECKING(SM). Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill pay service which provides the ability to check balances, pay bills and more with point-and-click-convenience You will be charged a fee which is currently $4.95 per month for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at (800) 637-1700.


STOP PAYMENTS. The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.


AUTOMATIC TRANSFER PLANS (ACH). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Funds. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market funds and the Reserve Private Equity Series. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Funds reserve the right to record all exchange requests.

     The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Funds on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Funds will honor requests by any person by telephone at 800-637-1700, that the Funds deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.


     Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.


     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Funds' other shareholders and, at the Adviser's discretion, may be limited by the Funds' refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUNDS MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Funds' policies concerning shareholder services are subject to change from time to time. The Funds reserve the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Funds further reserve the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Funds' standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Funds reserve the right to increase its minimum initial investment amount at any time.

     If shares purchased are to be paid for by wire and the wire is not received by The Funds or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Funds, the investment adviser or the distributor. The Funds may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Funds, the investment adviser or the distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through brokers and financial institutions ("Firms"), which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Funds' transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Funds' Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

     Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve Funds are open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Funds' shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Funds on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that they distribute to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement.

     The Funds intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. A Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by a Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Funds may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Reserve Funds will inform shareholders annually as to the portion of the distributions from each Fund which constituted "exempt-interest dividends."

Distributions to you out of tax-exempt interest income earned by the Funds are not subject to federal income tax (other than the AMT). Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. The Funds may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current federal income tax law, (i) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, although for regular federal income tax purposes such interest will remain fully tax-exempt, and (ii) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Upon the sale or other disposition of shares of the Funds, in the event that the Funds fail to maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Funds with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

     Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Funds) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.


     The exemption from federal income tax of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.


     Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Funds. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult with their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in a Fund which may differ from the federal income tax consequences described above.

     The Funds are currently required by federal law to withhold a certain percentage of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. As of January 1, 2002, the rate will be 30.5% and thereafter for amounts paid during 2002, the rate will be reduced to 30%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number.


     The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein.

                                YIELD INFORMATION


      Yield will be computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Funds' average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Funds is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Funds' price per share is determined.


     Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.


     Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.


                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet through On-line Access at www.reservefunds.com.


INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this SAI or to The Reserve Funds, 1250 Broadway, New York, and NY 10001-3701 or 800-637-1700.


                                     RATINGS

     The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

     There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

                              FINANCIAL STATEMENTS


     Contained below is the statement of assets and liabilities for the Reserve Louisiana Municipal Money-Market and Reserve Minnesota Municipal Money-Market Funds. This financial statement has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST

             STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 5, 2002


                                                            LOUISIANA        MINNESOTA
                                                            MUNICIPAL        MUNICIPAL
                                                          MONEY-MARKET     MONEY-MARKET
                                                              FUND             FUND
                                                          ------------     ------------
  Assets:
      Cash                                                   $100,000         $100,000
                                                             --------         --------
  Liabilities:
      Total Liabilities                                             0                0
                                                             --------         --------
  Net Assets                                                 $100,000         $100,000
                                                             --------         --------
  Shares Outstanding ($0.0001 par value)                      100,000          100,000
                                                             --------         --------

                                                            LOUISIANA        MINNESOTA
                                                            MUNICIPAL        MUNICIPAL
                                                          MONEY-MARKET     MONEY-MARKET
                                                              FUND             FUND
                                                          ------------     ------------
  Net Asset Value per share                                     $1.00            $1.00
                                                             --------         --------


                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION:

Reserve Municipal Money-Market Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, open-end management investment company. The Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund (the"Funds") have been inactive, except for matters relating to the Funds' establishment, designation and registration of Fund shares, and the sale of 100,000 shares for $100,000 of each Fund to Reserve Management Corporation ("RMC"). There are unlimited $0.0001 par value shares authorized. Organizational costs of the Funds, estimated to be $2,000, will be paid by RMC.
(2)  INVESTMENT MANAGEMENT AGREEMENT:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Funds' Investment Adviser, subject to the policies adopted by the Board of Trustees. Each Fund pays RMCI a comprehensive management fee at the annual rate of 0.80% of its average daily net assets, which is accrued and payable daily. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Funds' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, and transfer agent costs. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, state (blue sky) and SEC registration fees, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

(3)  DISTRIBUTION PLAN:

Each Fund has adopted a distribution plan, which allows it to pay distribution fees for the sale and distribution of their respective shares. Distribution fees are accrued and payable daily at a maximum annual rate of 0.20% of a Fund's average daily net assets.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Reserve Municipal Money Market Trust
and the Shareholder of
Louisiana Municipal Money Market Fund and
Minnesota Municipal Money Market Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Louisiana Municipal Money Market Fund and the Minnesota Municipal Money Market Fund (collectively, the "Funds"; the two portfolios comprising the Reserve Municipal Money Market Trust) at March 5, 2002, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Funds' management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
March 6, 2002

PART C

Item 23. Exhibits

       (a) Declaration of Trust.

       (b) Bylaws

       (c) See item (a) and (b)

       (d) Form of Investment Management Agreement

       (e) Distribution Agreement.

       (f) Pension Plan of Reserve Management Corp.

       (g) Global Custodian Agreement with Chase Manhattan Bank filed as exhibit to Post-Effective Amendment No. 36 of the Reserve Tax-Exempt Trust dated July 31, 1999 and incorporated by reference. Amendment to Global Custodian Agreement filed as an Exhibit to Post-Effective Amendment 42 of the Reserve Tax-Exempt Trust and incorporated by reference.

       (h) Transfer and Dividend Disbursing Agreement

       (i) Legal Opinion

       (j) Auditors Consent

       (k) Not applicable

       (l) Initial Capital Agreement

       (m)(1) Plan of Distribution

       (m)(2) Form of Registered Dealer Agreement

       (n) Not applicable

       (o) Reserved

       (p) Not applicable.

    ---------


Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser

Name Position with the Adviser Other Businesses

-------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             Chairman and CEO                Chairman and CEO and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          President and                   Senior Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
-------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                        Senior Vice President and       President, Treasurer and Treasurer
                                          COO/Treasurer                   Director of Reserve Management
                                                                          Corporation and Treasurer and Director
                                                                          of Resrv Partners, Inc. both of the same
                                                                          address as the Trust.
-------------------------------------------------------------------------------------------------------------------
MaryKathleen F. Gaza                      Director of Compliance          Director of Compliance and Legal Affairs
                                          and Legal Affairs               for Reserve Management Corporation and
                                                                          General Counsel of Resrv Partners, Inc.
                                                                          both of the same address of the Trust.
-------------------------------------------------------------------------------------------------------------------
Agnes Mullady                             Controller                      Controller of Reserve Management
                                                                          Corporation and Resrv Partners, Inc.
                                                                          both of the same address of the Trust.
-------------------------------------------------------------------------------------------------------------------


Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant


---------------------------------------------------------------------------
Bruce R. Bent                             Chairman and Director
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Mary A. Belmonte                          President
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Bruce R. Bent II                          Secretary and Director
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Arthur Bent III                           Treasurer and Director
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
MaryKathleen F. Gaza                      Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Agnes Mullady                             Controller
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------


Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

       See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Pre-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Pre-Effective Amendment No. 1 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 11th day of March, 2002.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST

                                                By:  /s/ Bruce R. Bent
                                                     -------------------------
                                                     Bruce R. Bent, Chairman/CEO

            Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                                                 Date
/s/ Bruce R. Bent                Chairman/CEO and Trustee (principal                  March 11, 2002
- ------------------------------ executive operating and financial officer)
Bruce R. Bent

*                                Trustee                                              March 11, 2002
- ------------------------------
Edwin Ehlert Jr.

*                                Trustee                                              March 11, 2002
- ------------------------------
Donald J. Harrington

*                                Trustee                                              March 11, 2002
- ------------------------------
William E. Viklund

*                                Trustee                                              March 11, 2002
- ------------------------------
William Montgoris

*                                Trustee                                              March 11, 2002
- ------------------------------
Patrick Foye

/s/ Bruce R. Bent II             President and                                        March 11, 2002
- ------------------------------ Trustee
Bruce R. Bent II

/s/ Arthur T. Bent III           COO/Treasurer and                                    March 11, 2002
- ------------------------------ Senior Vice President, Trustee
Arthur T. Bent III

/s/ MaryKathleen F. Gaza         Secretary                                            March 11, 2002
- ------------------------------
MaryKathleen F. Gaza
*Attorney-in-Fact